Fair Value Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Fair Value Information
39.	FAIR VALUE INFORMATION

The fair value measurement guidance establishes a framework for measuring fair value and expands disclosure about fair value measurements.  The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value.  These levels are:

Level 1 fair value measurements:  These measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements:  These measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 fair value measurements:  These measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

a.	Financial instruments that are not measured at fair value but for which fair value is disclosed

Except for what disclosed in the following table, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated:

December 31, 2016

	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3
Held-to-maturity financial assets
Corporate bonds	$1,990	$—	$1,996	$—
Bank debentures	150	—	150	—
	$2,140	$—	$2,146	$—

The Level 2 fair values are estimated using discounted cash flow models.  The models use market-based observable inputs including duration, yield rate and credit rating.

b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2016

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative	$—	$—	$—	$—
Available-for-sale financial assets
Listed securities
Equity investments	$2,521	$—	$—	$2,521
Financial liabilities at FVTPL
Derivative	$—	$1	$—	$1
Hedging derivative financial liabilities	$—	$1	$—	$1

December 31, 2017

	Level 1	Level 2	Level 3	Total
Available-for-sale financial assets
Listed securities
Equity investments	$3,125	$—	$—	$3,125
Financial liabilities at FVTPL
Derivative	$—	$1	$—	$1
Hedging derivative financial liabilities	$—	$1	$—	$1

There were no transfers between Levels 1 and 2 for the years ended December 31, 2016 and 2017.  There were no Level 3 investments measured at fair value on a recurring basis.

The fair values of financial assets and financial liabilities are determined as follows:

1)	The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices.
2)

For derivatives, fair values are estimated using discounted cash flow model.  Future cash flows are estimated based on observable inputs including foreign exchange rates at the end of the reporting periods, and forward and spot exchange rates stated in the contracts, discounted at a rate that reflects the credit risk of various counterparties.